LEASES	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
LEASES
NOTE 11:	LEASES

In January 2014, the Company entered into a lease agreement for new corporate offices in Holon, Israel. The lease expires in January 2025, with an option by the Company to extend for two additional terms of 24 months each. In 2024, The Company decided not to extend the lease beyond its original expiration date in January 2025. The Company subleased part of the office to three different sub-tenants.

In May 2024, the Company entered into a lease agreement for new corporate offices in Tel Aviv, Israel. The lease expires in September 2034, including an option by the Company to extend for two additional terms of 36 and 24 months.

In June 2018, a US subsidiary entered into a lease agreement for its office at World Trade Center (WTC) New York. The lease expires in May 2026.

In October 2022, a US subsidiary entered into an additional lease agreement for its office at World Trade Center (WTC) New York. The lease expires in June 2026.

Certain other facilities of the Company are rented under operating lease agreements, which expire on various dates, the latest of which is in 2027. The Company recognizes rent expense under such arrangements on a straight-line basis.

The following table represents the weighted-average remaining lease term and discount rate:

	Year ended December 31,
	2025	2024

Weighted average remaining lease term	8.33 Years	8.66 Years
Weighted average discount rate	5.63%	5.53%

The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Maturities of operating lease liabilities were as follows:

Year ending December 31,
2026	$4,271
2027	3,112
2028	3,112
2029	2,876
2030	3,205
Thereafter	11,609

Total lease payments *)	$28,185

Less – imputed interest	(5,827)

Present value of lease liabilities	$22,358

*) Total lease payments are not offset by $5,593 of expected non-cancelable future sublease payments.

Facilities leasing expenses, net in the years 2025, 2024 and 2023 were $2,895, $3,879, and $1,993 respectively. Out of which, Sublease income amounted to $4,072, $3,732 and $3,598 in the years 2025, 2024 and 2023, respectively. Variable lease cost in the years 2025, 2024 and 2023 were $211, $451 and $272, respectively.

Cash paid for amounts included in measurement of lease liabilities during the years ended 2025, 2024 and 2023 were $1,095, $8,287, and $6,191, respectively.